Equity - Summary of Classes of Share Capital (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Sep. 17, 2018	Jun. 29, 2017	Mar. 09, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Aug. 25, 2018	May 25, 2017
Disclosure of classes of share capital [line items]
Gross proceeds				$ 400	$ 900	$ 600
Class B Series 14 [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed								10,000,000
Redemption price per share								$ 25.00
Dividends declared per share					$ 0.66
Number of shares					10,000,000
Class B Series15 [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed								10,000,000
Redemption price per share								$ 25.00
Dividends declared per share					$ 0.73
Number of shares					10,000,000
Class B Series 16 [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed							6,267,391
Redemption price per share							$ 25.00
Dividends declared per share				$ 0.64	$ 0.85
Number of shares				6,267,391	6,267,391
Class B Series 17 [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed							5,732,609
Redemption price per share							$ 25.00
Dividends declared per share				$ 0.52	$ 0.55
Number of shares				5,732,609	5,732,609
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Redemption price per share				$ 25.00
Number of shares issued			20,000,000
Preferred shares issued price per share			$ 25.00
Gross proceeds			$ 500
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Redemption price per share				25.00
Dividends declared per share				$ 1.10	$ 0.45
Number of shares				16,000,000	16,000,000
Number of shares issued		16,000,000
Preferred shares issued price per share		$ 25.00
Gross proceeds		$ 400
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Redemption price per share				$ 25.00
Number of shares				16,000,000
Number of shares issued	16,000,000
Preferred shares issued price per share	$ 25.00
Gross proceeds	$ 400